4. Significant Accounting Policies (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF CHANGES IN EQUITY
Net income	R$ 1,118,255	R$ 874,472	R$ 1,161,565
Equity	R$ 15,510,503	14,978,142	14,480,492	R$ 13,682,780
As Previously Stated
STATEMENTS OF CHANGES IN EQUITY
Net income		947,790	1,265,551
Equity		15,155,446	14,584,478
Classification Adjustments
STATEMENTS OF CHANGES IN EQUITY
Net income		(73,318)	(103,986)
Equity		R$ (177,304)	R$ (103,986)